Form N-1A Cover	Oct. 28, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Azzad Funds
Entity Central Index Key	0001031008
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 28, 2026
Prospectus Date	Nov. 01, 2026